Associates and joint ventures	12 Months Ended
Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures

5 Associates and joint ventures

	2020		2019		2018

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,001	1,983	7,581	2,158	7,235	2,058

Profit from operations	2,006	591	2,386	704	2,128	630

Net finance costs	(6)	(2)	(7)	(2)	(8)	(3)

Profit on ordinary activities before taxation	2,000	589	2,379	702	2,120	627

Taxation on ordinary activities	(421)	(125)	(666)	(196)	(678)	(201)

Profit on ordinary activities after taxation	1,579	464	1,713	506	1,442	426

Non-controlling interests	(30)	(9)	(27)	(8)	(24)	(7)

Post-tax results of associates and joint ventures	1,549	455	1,686	498	1,418	419

Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2020, 2019 and 2018.

(a) Adjusting items

In 2020, the Group’s interest in ITC Ltd. (ITC) decreased from 29.46% to 29.42% (2019: 29.57% to 29.46%; 2018: 29.71% to 29.57%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £17 million (2019: £25 million; 2018: £22 million), which is treated as a deemed partial disposal and included in the income statement.

In 2020, ITC recognised a charge in respect of the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £4 million.

In 2018, ITC also recognised an adjusting gain in respect of the release of certain provisions related to a tax claim, the Group’s share of which was £10 million.

(b) Other financial information

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2020	2019	2018

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	455	498	419

Other comprehensive income:

Items that may be reclassified to profit & loss	(98)	(115)	(38)

Items that will not be reclassified to profit & loss	(34)	7	6

Total comprehensive income	323	390	387

Summarised financial information of the Group’s associates and joint ventures is shown below.

	2020

	ITC £m	Others £m	Total £m

Revenue	4,892	2,109	7,001

Profit on ordinary activities before taxation	1,930	70	2,000

Post-tax results of associates and joint ventures	1,495	54	1,549

Other comprehensive income	(450)	–	(450)

Total comprehensive income	1,045	54	1,099

	2019

	ITC £m	Others £m	Total £m

Revenue	5,556	2,025	7,581

Profit on ordinary activities before taxation	2,322	57	2,379

Post-tax results of associates and joint ventures	1,646	40	1,686

Other comprehensive income	(365)	–	(365)

Total comprehensive income	1,281	40	1,321

	2018

	ITC £m	Others £m	Total £m

Revenue	5,072	2,163	7,235

Profit on ordinary activities before taxation	2,059	61	2,120

Post-tax results of associates and joint ventures	1,373	45	1,418

Other comprehensive income	(110)	-	(110)

Total comprehensive income	1,263	45	1,308